UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: May 31, 2010
Date of reporting period: February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
EX-99.CERT Section 302 Certification

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
INFLATION-PROTECTED BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities: 98.73%

US Treasury Bonds: 71.49%
$3,267,286	US Treasury Bond — Inflation Protected	1.25%	04/15/2014	$3,484,254
3,441,592	US Treasury Bond — Inflation Protected	2.00	07/15/2014	3,770,963
2,128,829	US Treasury Bond — Inflation Protected	0.50	04/15/2015	2,208,162
3,470,421	US Treasury Bond — Inflation Protected	1.88	07/15/2015	3,816,380
4,240,243	US Treasury Bond — Inflation Protected	2.00	01/15/2016	4,678,511
2,586,536	US Treasury Bond — Inflation Protected	2.38	01/15/2017	2,914,300
1,850,555	US Treasury Bond — Inflation Protected	2.63	07/15/2017	2,123,945
1,605,840	US Treasury Bond — Inflation Protected	1.63	01/15/2018	1,734,182
2,312,196	US Treasury Bond — Inflation Protected	1.38	07/15/2018	2,459,418
3,077,712	US Treasury Bond — Inflation Protected	2.13	01/15/2019	3,430,689
2,632,844	US Treasury Bond — Inflation Protected	1.88	07/15/2019	2,884,405
4,768,488	US Treasury Bond — Inflation Protected	1.25	07/15/2020	4,909,678
4,499,649	US Treasury Bond — Inflation Protected«	2.38	01/15/2025	5,013,945
3,163,619	US Treasury Bond — Inflation Protected	2.00	01/15/2026	3,346,764
2,505,028	US Treasury Bond — Inflation Protected	2.38	01/15/2027	2,766,686
2,442,760	US Treasury Bond — Inflation Protected	1.75	01/15/2028	2,468,524
3,021,762	US Treasury Bond — Inflation Protected	3.63	04/15/2028	3,866,438
3,639,581	US Treasury Bond — Inflation Protected	3.88	04/15/2029	4,832,967
1,284,130	US Treasury Bond — Inflation Protected	3.38	04/15/2032	1,638,368
2,185,170	US Treasury Bond — Inflation Protected	2.13	02/15/2040	2,273,943
1,105,950	US Treasury Bond — Inflation Protected	2.13	02/15/2041	1,149,502
2,123,264	US Treasury Note — Inflation Protected	2.50	01/15/2029	2,384,691
2,269,281	US Treasury Note — Inflation Protected.	1.13	01/15/2021	2,291,086

				70,447,801

US Treasury Notes: 27.24%
1,895,488	US Treasury Note — Inflation Protected	2.00	04/15/2012	1,979,748
4,613,688	US Treasury Note — Inflation Protected	3.00	07/15/2012	4,933,403
2,016,771	US Treasury Note — Inflation Protected	0.63	04/15/2013	2,103,272
4,307,777	US Treasury Note — Inflation Protected	1.88	07/15/2013	4,644,658
3,380,471	US Treasury Note — Inflation Protected	2.00	01/15/2014	3,674,413
3,213,812	US Treasury Note — Inflation Protected	1.63	01/15/2015	3,479,954
2,582,871	US Treasury Note — Inflation Protected	2.50	07/15/2016	2,931,760
2,959,420	US Treasury Note — Inflation Protected	1.38	01/15/2020	3,095,370

				26,842,578

Total US Treasury Securities (Cost $91,792,051)				97,290,379

Short-Term Investments: 3.19%

Corporate Bonds & Notes: 1.48%
$644,594	Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	268,796
2,014,093	VFNC Corporation±(a)††(i)(v)	0.26	09/29/2011	1,188,315

				1,457,111

Sharess		Yield
Investment Companies: 1.71%
271,567	Wells Fargo Advantage Government Money Market Fund(l)(u)	0.01		271,567
1,414,009	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.25		1,414,009

				1,685,576

Total Short-Term Investments (Cost $2,551,566)				3,142,687

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
INFLATION-PROTECTED BOND PORTFOLIO

Sharess		Yield
Total Investments in Securities (Cost $94,343,617)*	101.92%		$100,433,066
Other Assets and Liabilities, Net	(1.92)		(1,893,783)

Total Net Assets	100.00%		$98,539,283

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $94,343,617 and net unrealized appreciation consists of:

Gross unrealized appreciation	$6,091,624
Gross unrealized depreciation	(2,175)

Net unrealized appreciation	$6,089,449
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 21.09%

Federal Home Loan Mortgage Corporation: 3.07%
$1,200,000	FHLMC Multifamily Structured Pass-Through Securities Series K701	3.88%	11/25/2017	$1,227,517
1,070,890	FHLMC Series 2416 Class PE	6.00	10/15/2021	1,112,463
443,312	FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.45	09/25/2029	475,179
1,817,022	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	2,170,660

				4,985,819

Federal National Mortgage Association: 16.96%
3,803,490	FNMA #880156	5.50	02/01/2036	4,035,519
420,795	FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	486,624
1,947,932	FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	2,127,847
2,592,893	FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,856,234
3,377	FNMA Series 1988-5 Class Z	9.20	03/25/2018	3,475
803,890	FNMA Series 2002-90 Class A2	6.50	11/25/2042	927,488
1,416,532	FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,506,304
2,531,113	FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,713,957
683,716	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	771,696
423,030	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	489,208
3,225,000	FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,444,003
3,836,593	FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	4,226,668
2,404,883	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,737,809
1,037,808	FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	1,178,789

				27,505,621

Government National Mortgage Association: 1.06%
93,327	GNMA #345066	6.50	10/15/2023	105,912
53,586	GNMA #346960	6.50	12/15/2023	60,812
53,952	GNMA #354692	6.50	11/15/2023	61,228
124,294	GNMA #361398	6.50	01/15/2024	141,307
45,307	GNMA #366641	6.50	11/15/2023	51,416
33,860	GNMA #473918	7.00	04/15/2028	39,080
8,608	GNMA #531965	7.72	12/15/2041	9,189
955,180	GNMA #731550	5.15	07/15/2051	966,080
253,069	GNMA #780626	7.00	08/15/2027	291,399

				1,726,423

Total Agency Securities (Cost $31,886,388)				34,217,863

Asset Backed Securities: 9.30%
1,604,740	CIT Equipment Collateral Series 2010-VT1A Class A2††	1.51	05/15/2012	1,607,959
1,094,648	Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	856,144
303,263	GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN±	0.48	08/25/2035	133,193
612,024	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	642,480
257,605	GSAMP Trust Series 2005-SEA1 Class A††±	0.60	01/25/2035	244,354
1,954,517	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.53	01/20/2035	1,798,765
1,800,000	KeyCorp Student Loan Trust Series 1999-B Class CTFS±	1.01	11/25/2036	965,340
1,904,676	RAAC Series 2007-RP4 Class A††±	0.61	11/25/2046	1,261,320
99,657	Small Business Administration Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	103,994
1,767,086	Small Business Administration Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,900,072
893,200	Small Business Administration Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	977,282
1,740,394	Small Business Administration Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,890,012
2,828,176	Structured Asset Securities Corporation Series 2007-RM1 Class A1††±(i)(a)	0.54	05/25/2047	1,569,638
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$1,573,974	Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A††±(l)	0.39%	07/25/2037	$1,137,826

Total Asset Backed Securities (Cost $18,604,791)				15,088,379

Non Agency Mortgage Backed Securities: 15.62%
1,278,543	Countrywide Alternative Loan Trust Series 2005-27 Class 3A1±	1.68	08/25/2035	926,596
1,960,157	Countrywide Home Loans Series 2005-R3 Class AF††±	0.66	09/25/2035	1,753,668
1,785,756	Countrywide Home Loans Series 2006-OA5 Class 1A1±	0.46	04/25/2046	1,061,482
1,214,942	Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.76	06/25/2034	1,213,455
2,000,000	Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,095,166
47,754	Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A±	0.60	01/19/2035	33,875
2,644,873	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	5.88	04/15/2045	2,836,499
24,745	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	27,616
2,142,707	Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	2,248,790
1,841,798	Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	1,864,447
777,161	Sequoia Mortgage Trust Series 10 Class 1A±	0.66	10/20/2027	747,380
134,548	Stonebridge Communication 40 years Loans Participation	5.15	05/01/2050	137,158
4,000,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4(l)	4.85	10/15/2041	4,259,622
2,839,632	Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1††	5.94	03/23/2045	2,887,508
922,275	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.49	04/25/2045	770,752
2,098,694	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A±	1.29	02/25/2046	1,681,811
1,538,080	Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA±	1.29	06/25/2046	794,795

Total Non Agency Mortgage Backed Securities (Cost $27,229,562)				25,340,620

Corporate Bonds and Notes: 26.61%

Consumer Discretionary: 3.26%

Diversified Consumer Services: 2.57%
600,000	Dartmouth College	4.75	06/01/2019	639,552
2,235,000	Massachusetts Institute of Technology	7.25	11/02/2096	2,586,387
600,000	Pepperdine University	5.45	08/01/2019	650,010
300,000	Stewart Enterprises Incorporated Class A	6.25	02/15/2013	300,000

				4,175,949

Media: 0.69%
545,000	Lamar Media Corporation	6.63	08/15/2015	558,625
500,000	Time Warner Cable Incorporated	6.20	07/01/2013	551,996

				1,110,621

Consumer Staples: 0.52%

Food Products: 0.52%
750,000	McCormick & Company Incorporated	5.75	12/15/2017	851,466

Energy: 1.55%

Oil, Gas & Consumable Fuels: 1.55%
500,000	ConocoPhillips	4.60	01/15/2015	544,150
650,000	EQT Corporation	8.13	06/01/2019	770,615
750,000	NGPL PipeCo LLC††	6.51	12/15/2012	808,469
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$375,000	Quicksilver Resources Incorporated	8.25%	08/01/2015	$387,188

				2,510,422

Financials: 16.91%

Capital Markets: 0.66%
500,000	Charles Schwab Corporation	6.38	09/01/2017	560,719
500,000	Morgan Stanley	4.10	01/26/2015	514,727

				1,075,446

Commercial Banks: 8.50%
700,000	BAC Capital Trust XIV	5.63	09/29/2049	521,500
1,839,000	BankAmerica Capital III±	0.87	01/15/2027	1,362,418
1,000,000	Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	1,017,216
2,000,000	Chase Capital VI±	0.93	08/01/2028	1,630,250
1,978,000	Colonial Bank NA Montgomery AL^^	6.38	12/01/2015	2,413
750,000	CoreStates Capital Trust II††±	0.95	01/15/2027	565,665
600,000	HSBC Capital Funding LP††	4.61	12/29/2049	578,531
1,000,000	JPMorgan Chase Capital XVIII	6.95	08/17/2036	1,049,157
1,508,000	Manufacturers & Traders Trust Company	5.59	12/28/2020	1,482,369
2,900,000	National Capital Commerce Incorporated±	1.28	04/01/2027	1,996,235
500,000	National City Bank±	0.67	06/07/2017	451,791
450,000	NTC Capital Trust Series A±	0.82	01/15/2027	369,346
760,000	Regions Financial Corporation	5.75	06/15/2015	760,000
1,375,000	TCF National Bank±	1.93	06/15/2014	1,320,963
700,000	UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	682,500

				13,790,354

Diversified Financial Services: 4.29%
1,185,000	Citigroup Incorporated	6.13	11/21/2017	1,307,264
500,000	Deutsche Bank Capital Funding Trust VII††	5.63	01/29/2049	455,000
1,450,000	General Electric Capital Corporation±	0.69	05/05/2026	1,230,084
115,000	Goldman Sachs Capital II	5.79	06/01/2043	98,900
1,300,000	Housing Urban Development Series 04-A	5.08	08/01/2013	1,424,758
500,000	Merrill Lynch & Company	6.05	05/16/2016	532,893
2,500,000	Toll Road Investment Partnership II LP††	7.03	02/15/2015	1,901,875

				6,950,774

Insurance: 1.96%
520,000	Aegon NV	4.75	06/01/2013	549,437
475,000	Metropolitan Life Global Funding I††	5.13	06/10/2014	515,751
950,000	Minnesota Life Insurance Company††	8.25	09/15/2025	1,019,363
500,000	New York Life Global Funding††	5.38	09/15/2013	548,645
565,000	NLV Financial Corporation††	7.50	08/15/2033	544,245

				3,177,441

Real Estate Investment Trusts (REITs): 1.50%
750,000	Duke Realty LP	6.75	03/15/2020	838,346
64,000	Host Marriott LP	7.13	11/01/2013	64,880
400,000	Liberty Property LP	6.63	10/01/2017	459,090
500,000	Realty Income Corporation	5.50	11/15/2015	512,630
500,000	Simon Property Group LP	6.75	05/15/2014	562,484

				2,437,430

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care: 0.36%

Pharmaceuticals: 0.36%
$500,000	Schering-Plough Corporation	6.00%	09/15/2017	$578,243

Industrials: 1.15%

Commercial Services & Supplies: 0.80%
350,000	Ace Hardware Corporation††	9.13	06/01/2016	376,250
825,000	Black & Decker«	5.75	11/15/2016	912,366

				1,288,616

Road & Rail: 0.35%
565,000	Ryder System Incorporated Series MTN	3.15	03/02/2015	570,929

Information Technology: 0.60%

Electronic Equipment & Instruments: 0.17%
250,000	Jabil Circuit Incorporated	8.25	03/15/2018	284,375

IT Services: 0.43%
500,000	Fiserv Incorporated	6.13	11/20/2012	537,754
150,000	SunGard Data Systems Incorporated	4.88	01/15/2014	152,250

				690,004

Materials: 0.67%

Chemicals: 0.49%
750,000	Valspar Corporation	5.10	08/01/2015	791,099

Metals & Mining: 0.18%
176,750	Century Aluminum Company	8.00	05/15/2014	184,041
100,000	International Steel Group	6.50	04/15/2014	110,169

				294,210

Utilities: 1.59%

Electric Utilities: 1.59%
1,000,000	Connecticut Light & Power	5.38	03/01/2017	1,095,728
973,703	Great River Energy††	5.83	07/01/2017	1,089,048
350,000	Otter Tail Corporation	9.00	12/15/2016	396,375

				2,581,151

Total Corporate Bonds and Notes (Cost $44,722,050)				43,158,530

Yankee Corporate Bonds and Notes: 1.64%

Energy: 0.48%

Oil, Gas & Consumable Fuels: 0.48%
750,000	BP Capital Markets plc	3.63	05/08/2014	783,719

Financials: 1.16%

Commercial Banks: 1.16%
750,000	Barclays Bank plc††	5.93	09/29/2049	691,875
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$500,000	Rabobank Nederland NV††	4.20%	05/13/2014	$530,449
500,000	Rabobank Nederland NV††	11.00	06/29/2049	650,000

				1,872,324

Total Yankee Corporate Bonds and Notes (Cost $2,599,985)				2,656,043

Municipal Bonds and Notes: 10.87%

Arizona: 0.54%
800,000	Maricopa County AZ Elementary School District #28-Kyrene Elementary Tax Revenue)	5.38	07/01/2019	868,456

California: 0.55%
825,000	California State Build America Bonds (Other Revenue)	7.55	04/01/2039	893,252

Georgia: 0.93%
1,500,000	County of Cherokee GA ( Tax Revenue)	5.87	08/01/2028	1,514,805

Illinois: 1.23%
1,000,000	City of Chicago IL Taxable Series D ( Tax Revenue, NATL-RE Insured)	5.44	01/01/2024	947,900
1,000,000	Loyola University Illinois Series C Revenue Bonds (Education Revenue)	4.80	07/01/2013	1,051,030

				1,998,930

Indiana: 0.50%
785,000	Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue)	5.51	01/01/2039	806,556

Kansas: 0.59%
1,000,000	Sedgwick County KS USD # 259 Wichita ( Tax Revenue)	5.10	10/01/2022	948,740

Kentucky: 0.65%
620,000	Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	632,673
420,000	Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	423,074

				1,055,747

Minnesota: 0.51%
815,000	Minnesota State HFAR Housing Finance Series H (Housing Revenue)	5.85	07/01/2036	819,042

New Hampshire: 0.86%
1,385,000	State of New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	1,401,634

New Jersey: 1.37%
2,030,000	Hudson County NJ Improvement Authority Facilities (Leasing Revenue, FSA Insured)	7.40	12/01/2025	2,217,816

North Carolina: 0.64%
1,000,000	Duke University NC Taxable Series A (College & University Revenue, GO of University)	5.85	04/01/2037	1,045,280

Ohio: 0.79%
1,255,000	Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,286,400

Texas: 0.31%
500,000	Dallas County TX Hospital District Series C ( Tax Revenue)	4.45	08/15/2019	509,105

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia: 0.10% (continued)
145,000	Virginia Resources Authority VA (MIscellaneous Revenue)	4.71	11/01/2017	156,819

West Virginia: 0.56%
$1,000,000	Ohio County West Virginia Special District Excise Tax Revenue Series A (Sales Tax Revenue)	8.25%	03/01/2035	$909,530

Wisconsin: 0.74%
1,190,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority)	5.73	09/01/2037	1,200,734

Total Municipal Bonds and Notes (Cost $17,276,595)				17,632,846

Term Loans: 0.36%
230,730	Georgia Pacific Corporation	2.29	12/21/2012	230,686
26,337	RMK Acquisition Corporation (Aramark) 1st Lien	0.11	01/27/2014	26,226
326,927	RMK Acquisition Corporation (Aramark) 1st Lien	2.16	01/27/2014	325,553

Total Term Loans (Cost $583,994)				582,465

US Treasury Securities: 12.58%

US Treasury Bonds: 6.06%
3,475,000	US Treasury Bond	3.88	08/15/2040	3,119,897
6,555,000	US Treasury Bond	4.25	11/15/2040	6,287,681
425,803	US Treasury Bond — Inflation Protected.	1.13	01/15/2021	429,895
				9,837,473

US Treasury Notes: 6.52%
11,300,000	US Treasury Note«	2.63	11/15/2020	10,572,563

Total US Treasury Securities (Cost $20,554,559)				20,410,036

Short-Term Investments: 3.95%

Corporate Bonds & Notes: 0.44%
313,838	Gryphon Funding Limited(i)(v)(a)	0.00		130,870
980,615	VFNC Corporation††±(i)(v)(a)	0.26		578,563

				709,433

Shares			Yield
Investment Companies: 3.51%
2,715,034	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	2,715,034
2,977,679	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.25%	2,977,679

				5,692,713

Total Short-Term Investments (Cost $6,114,344)				6,402,146

Total Investments in Securities (Cost $169,572,268)*		102.02%		$165,488,928

Other Assets and Liabilities, Net		(2.02)		(3,273,826)

Total Net Assets		100.00%		$162,215,102

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
MANAGED FIXED INCOME PORTFOLIO

±	Variable rate investments.

(i)	Illiquid security

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate. The total cost of affiliated investment is $11,115,662.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,607,755 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,028,344
Gross unrealized depreciation	(11,147,171)

Net unrealized depreciation	$(4,118,827)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 42.46%

Federal Home Loan Mortgage Corporation: 15.92%
$190,386	FHLMC #E90573	6.00%	07/01/2017	$208,018
213,382	FHLMC #G90030	7.50	07/17/2017	226,190
658,134	FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	736,366
744,217	FHLMC Structured Pass-Through Securities Series T-54 Class 4A±	3.96	02/25/2043	776,892
1,131,795	FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,263,932
893,863	FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,022,443
1,067,501	FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,275,263
681,327	FHLMC Structured Pass-Through Securities Series T-63 Class 1A1±	1.53	02/25/2045	664,820

				6,173,924

Federal National Mortgage Association: 26.54%
78,680	FNMA #190815±	3.17	07/01/2017	79,029
671,885	FNMA #289517±	2.90	04/01/2034	691,000
191,020	FNMA #545927	6.50	12/01/2015	202,011
404,872	FNMA #631367	5.50	02/01/2017	437,541
333,412	FNMA #693015±	2.16	06/01/2033	345,924
247,207	FNMA #732003±	1.97	09/01/2033	252,083
554,250	FNMA #734329±	2.06	06/01/2033	576,161
308,441	FNMA #735572	5.00	04/01/2014	329,192
583,631	FNMA #735977±	3.01	08/01/2035	604,914
649,022	FNMA #741447±	1.97	10/01/2033	655,986
438,013	FNMA #750805±	2.14	12/01/2033	455,695
334,533	FNMA #783249±	1.53	04/01/2044	334,746
485,385	FNMA #806504±	1.53	10/01/2034	485,781
446,239	FNMA #806505±	1.53	10/01/2044	446,722
578,670	FNMA #826179±	2.80	07/01/2035	608,456
444,964	FNMA #849014±	2.17	01/01/2036	459,769
428,140	FNMA #936591±	5.53	04/01/2037	455,104
222,596	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	259,393
245,742	FNMA Series 2002-90 Class A2	6.50	11/25/2042	283,525
571,282	FNMA Series 2003-W4 Class 3A	7.00	10/25/2042	644,795
509,003	FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	604,918
749,902	FNMA Series 2007-88 Class HC±	4.64	09/25/2037	771,682
257,268	FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	310,089

				10,294,516

Total Agency Securities (Cost $15,682,414)				16,468,440

Asset Backed Securities: 12.46%
164,862	CitiFinancial Auto Issuance Trust Series 2009-1††	1.83	11/15/2012	165,292
177,631	GCO Education Loan Funding Trust Series 2007-1A Class A4L††±	0.33	05/26/2020	177,556
741,158	GSAMP Trust Series 2005-SEA2 Class A1±	0.61	01/25/2045	583,726
73,354	GSAMP Trust Series 2006-SD2 Class A1††±	0.37	05/25/2046	72,465
438,567	GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF††±	0.61	03/25/2035	376,753
446,629	GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF††±	0.61	09/25/2035	374,952
61,415	Harley Davidson Motorcycle Trust Series 2009-3 Class A2	0.94	04/15/2012	61,426
688,967	HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.53	01/20/2035	634,065
958,167	Household Home Equity Loan Trust Series 2006-1 Class A1±	0.42	01/20/2036	887,731
301,796	Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	309,563
81,259	Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A±	0.52	04/25/2016	75,074
64,851	SASC Series 2006-GEL3 Class A1††±	0.38	07/25/2036	62,853
640,261	SBI Heloc Trust Series 2005-HE1 Class 1A††±	0.45	11/25/2035	482,385
24,273	SLC Student Loan Trust Series 2006-A Class A±	0.37	04/16/2018	24,236
268,124	US Education Loan Trust LLC Series 2007-1A Class A2††±	0.65	09/01/2019	267,083
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$270,382	World Omni Auto Receivables Trust Series 2007-B Class A4	5.39%	05/15/2013	$276,978

Total Asset Backed Securities (Cost $5,404,657)				4,832,138

Non Agency Mortgage Backed Securities: 16.34%
326,319	Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11/10/2042	327,002
699,971	Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	702,281
387,152	Countrywide Home Loans Series 2004-R1 Class 1AF††±	0.66	11/25/2034	348,002
309,190	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CP4 Class A4	6.18	12/15/2035	310,974
940,000	FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2††^	1.60	10/25/2012	915,240
130,891	GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	130,865
1,194,311	GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	1,193,924
379,668	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF††±	0.66	06/25/2034	324,786
254,485	Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A±	0.80	11/25/2015	243,672
414,830	Structured Asset Securities Corporation Series 2004-NP2 Class A††±	0.61	06/25/2034	333,800
156,459	Structured Asset Securities Corporation Series 2005-GEL4 Class A±	0.61	08/25/2035	152,500
316,042	Structured Asset Securities Corporation Series 2006-RF3 Class 1A1††	6.00	10/25/2036	314,061
359,254	Structured Asset Securities Corporation Series 2006-RM1 Class A1††±(i)	0.51	08/25/2046	199,386
949,459	Structured Asset Securities Corporation Series 2007-RM1 Class A1††±(i)	0.54	05/25/2047	526,950
59,551	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A4(l)	5.24	07/15/2042	60,002
303,429	Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.49	04/25/2045	253,577

Total Non Agency Mortgage Backed Securities (Cost $7,159,674)				6,337,022

Corporate Bonds and Notes: 7.39%

Financials: 3.99%

Commercial Banks: 1.57%
585,000	BB&T Corporation	3.85	07/27/2012	607,279

Insurance: 2.42%
940,000	Metropolitan Life Global Funding I ††±	0.55	03/15/2012	940,673

Health Care: 1.26%

Pharmaceuticals: 1.26%
470,000	Pfizer Incorporated	4.45	03/15/2012	488,178

Information Technology: 0.62%

Computers & Peripherals: 0.62%
235,000	Hewlett-Packard Company	2.95	08/15/2012	241,928

Telecommunication Services: 1.52%

Wireless Telecommunication Services: 1.52%
585,000	Cellco Partnership«	3.75	05/20/2011	589,156

Total Corporate Bonds and Notes (Cost $2,815,585)				2,867,214

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Loan Participation: 1.50%
$442,452	United States Department of Agriculture Loan	0.98%	06/25/2016	$437,895
147,742	United States Department of Agriculture Loan	5.37	09/08/2019	143,886

Total Loan Participation (Cost $588,232)				581,781

Municipal Bonds and Notes: 1.91%

Mississippi: 1.01%
385,000	Mississippi Development Bank Special Obligation (Miscellaneous Revenue, AMBAC Insured)	5.24	07/01/2011	389,385

Texas: 0.90%
351,210	Brazos TX Higher Education Authority Incorporated Series 2005-1(Education Revenue)±	0.38	12/26/2018	350,216

Total Municipal Bonds and Notes (Cost $732,598)				739,601

Short-Term Investments: 18.14%

Corporate Bonds & Notes: 0.82%
140,234	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	58,478
438,175	VFNC Corporation(v)±††(a)(i)	0.26	09/29/2011	258,523
				317,001

Shares			Yield
Investment Companies: 17.32%
6,665,378	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12	6,665,378
50,800	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.25	50,800

				6,716,178

Total Short-Term Investments (Cost $6,904,586)				7,033,179

Total Investments in Securities (Cost $39,287,746)*		100.20%		$38,859,375

Other Assets and Liabilities, Net		(0.20)		(76,781)

Total Net Assets		100.00%		$38,782,594

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate. The total cost of affiliated investments is $6,964,113

†	Non-income earning securities.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $39,289,619 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,040,503
Gross unrealized depreciation	(1,470,747)

Net unrealized depreciation	$(430,244)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 57.31%

Federal Home Loan Mortgage Corporation: 12.36%
$22,300,000	FHLMC%%	4.50%	02/15/2039	$22,707,666
60,700,000	FHLMC%%	4.50	03/15/2039	61,563,093
31,446,212	FHLMC%%(a)	5.00	03/25/2041	32,821,984
325,000	FHLMC #00352	5.00	07/15/2029	336,962
4,768,304	FHLMC #1B3430±	6.13	06/01/2037	5,129,860
70,817	FHLMC #1B7562±	5.87	11/01/2037	76,051
1,273,145	FHLMC #1G0784±	5.69	03/01/2036	1,364,622
4,327,697	FHLMC #1G1347±	5.82	11/01/2036	4,649,745
3,792,508	FHLMC #1G1404±	5.89	12/01/2036	4,075,977
373,737	FHLMC #1G1614±	5.89	03/01/2037	401,619
1,224,398	FHLMC #1G1873±	5.66	03/01/2036	1,312,739
810,003	FHLMC #1G2200±	6.14	09/01/2037	870,996
2,769,409	FHLMC #1H1334±	5.95	06/01/2036	2,959,918
1,127,164	FHLMC #1J1920±	5.56	10/01/2038	1,208,705
3,650,992	FHLMC #1Q0175±	6.06	11/01/2036	3,929,397
19,023	FHLMC #1Q0292±	5.88	07/01/2037	20,438
1,767,153	FHLMC #1Q0794±	5.79	11/01/2038	1,900,777
4,680,530	FHLMC #1Q0960±	5.98	06/01/2038	5,013,405
5,726,314	FHLMC #1Q0975±	6.01	10/01/2037	6,143,010
3,529,611	FHLMC #1Q0979±	5.76	07/01/2038	3,787,416
5,414	FHLMC #1Q1042±	5.91	05/01/2037	5,812
9,862	FHLMC #3455AC	5.00	06/15/2038	10,380
3,964,236	FHLMC #3598MA	4.50	11/15/2038	4,138,031
9,503,349	FHLMC #3631	4.00	02/15/2040	9,721,684
16,920,062	FHLMC #3652AP	4.50	03/15/2040	17,785,575
6,485,633	FHLMC #3704CA	4.00	12/15/2036	6,658,391
8,880,978	FHLMC #3724	5.50	06/15/2037	9,566,614
991,588	FHLMC #847703±	5.94	01/01/2037	1,063,845
2,532,375	FHLMC #A64183	6.00	08/01/2037	2,788,552
262,766	FHLMC #A68719	6.50	10/01/2037	294,368
353,641	FHLMC #A68728	6.50	11/01/2037	396,173
942,834	FHLMC #A78331	6.00	03/01/2034	1,039,390
4,559,538	FHLMC #A79090	6.50	07/01/2034	5,166,323
4,398,319	FHLMC #A81212	6.50	08/01/2038	4,912,616
814,056	FHLMC #B15688	5.50	07/01/2019	882,286
157,958	FHLMC #C90651	6.00	02/01/2023	174,292
59,600	FHLMC #E01251	5.50	11/01/2017	64,554
2,500,586	FHLMC #E01497	5.50	11/01/2018	2,710,796
1,428,463	FHLMC #E01539	5.50	12/01/2018	1,548,547
802,123	FHLMC #E01655	5.50	06/01/2019	869,614
62,232	FHLMC #E87587	5.50	02/01/2017	67,058
1,673,038	FHLMC #G01777	6.00	02/01/2035	1,844,375
2,176,222	FHLMC #G03436	6.00	11/01/2037	2,396,370
5,749,967	FHLMC #G03601	6.00	07/01/2037	6,331,638
2,298,158	FHLMC #G04484	6.00	08/01/2038	2,530,641
3,484,398	FHLMC #G04709	6.00	10/01/2038	3,836,883
14,098,453	FHLMC #G05823	6.00	08/01/2034	15,542,279
5,421,178	FHLMC #G05934	6.00	12/01/2033	5,976,365
9,585,755	FHLMC #G05935	6.00	03/01/2036	10,567,440
19,340,318	FHLMC #G06008	6.00	12/01/2035	21,320,975
133,348	FHLMC #G11300	6.00	08/01/2017	145,587
291,936	FHLMC #G11344	6.00	10/01/2017	318,730
930,029	FHLMC #G11594	5.50	08/01/2019	1,007,979
27,955	FHLMC #G11653	5.50	12/01/2019	30,298
952,513	FHLMC #G11767	5.50	08/01/2020	1,032,347
1,667,670	FHLMC #G11944	5.50	07/01/2020	1,807,445
93,210	FHLMC #G12008	6.50	04/01/2021	101,678
6,124,600	FHLMC #G13731	5.50	11/01/2021	6,637,932
6,027,719	FHLMC #G13880	5.50	02/01/2019	6,506,559
933,164	FHLMC #G18003	5.50	07/01/2019	1,011,377
2,779,494	FHLMC #H19030	5.50	08/01/2037	2,951,662
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$817,360	FHLMC #J02372	5.50%	05/01/2020	$888,932
729,418	FHLMC #J02373	5.50	05/01/2020	793,289
995,906	FHLMC #J02376	6.00	05/01/2020	1,096,600
5,422,647	FHLMC #K007A1	3.34	12/25/2019	5,475,661
1,694,116	FHLMC #U50015	4.50	10/01/2030	1,740,061
121,971	FHLMC Series 1590 Class IA±	1.36	10/15/2023	123,170
3,516	FHLMC Series 1897 Class K	7.00	09/15/2026	3,912
7,892	FHLMC Series 1935 Class FL±	1.01	02/15/2027	7,957
49,217	FHLMC Series 2423 Class MC	7.00	03/15/2032	54,177
4,351,960	FHLMC Series 2479 Class PG	6.00	08/15/2032	4,736,322
3,954,000	FHLMC Series 2558 Class BD	5.00	01/15/2018	4,259,055
7,318,000	FHLMC Series 2590 Class BY	5.00	03/15/2018	7,890,001
164,332	FHLMC Series 2727 Class PW	3.57	06/15/2029	167,606
3,904,000	FHLMC Series 2843 Class BC	5.00	08/15/2019	4,216,308
232,120	FHLMC Series 2980 Class QA	6.00	05/15/2035	253,711
2,265,846	FHLMC Series 3028 Class PG	5.50	09/15/2035	2,399,015
129,217	FHLMC Series 3035 Class PA	5.50	09/15/2035	139,253
4,631,146	FHLMC Series 3052 Class MH	5.25	10/15/2034	4,959,779
3,230,249	FHLMC Series 3325 Class JL	5.50	06/15/2037	3,503,518
3,752,000	FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,981,101
7,411,888	FHLMC Series K008 Class A1	2.75	12/25/2019	7,278,305
12,069,000	FHLMC Series KO10 Class A1	3.32	07/25/2020	12,187,620
1,424,652	FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,674,856
1,829,984	FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	2,156,865
1,989,798	FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	2,339,257

				394,364,172

Federal National Mortgage Association: 39.87%
15,000,000	FNMA%%	3.50	10/25/2025	14,988,867
93,000,000	FNMA%%	3.00	11/25/2025	90,486,117
22,200,000	FNMA%%	6.00	09/25/2035	24,121,676
97,300,000	FNMA%%	5.00	05/25/2036	101,876,116
18,400,000	FNMA%%	4.50	01/25/2039	18,753,630
27,500,000	FNMA%%	4.00	11/25/2039	27,289,460
6,300,000	FNMA%%	3.50	07/25/2040	5,865,281
23,800,000	FNMA%%	3.50	08/25/2040	22,476,125
1,500,000	FNMA%%	5.50	08/25/2040	1,618,125
43,538,000	FNMA%%(a)	5.00	03/25/2041	45,761,616
9,400,000	FNMA%%	3.50	09/25/2025	9,417,625
2,931	FNMA #061688±	2.90	06/01/2017	2,956
1,617,716	FNMA #190129	6.00	11/01/2023	1,785,172
67,210	FNMA #254295	6.00	04/01/2022	74,281
200,716	FNMA #255417	6.00	09/01/2024	220,446
58,397	FNMA #303683	6.50	08/01/2025	65,644
3,172,761	FNMA #310017	7.00	06/01/2035	3,645,172
6,627,609	FNMA #310037	6.50	10/01/2036	7,434,225
65,085	FNMA #313358	7.50	02/01/2012	66,406
3,247,329	FNMA #462361±	6.33	07/01/2037	3,522,030
4,489,072	FNMA #462404±	6.27	09/01/2037	4,883,910
66,018	FNMA #481473	6.00	02/01/2029	72,789
53,038	FNMA #535400	6.50	07/01/2030	60,080
158,484	FNMA #545623	6.00	05/01/2017	173,376
169,448	FNMA #545686	6.50	06/01/2017	185,636
43,250	FNMA #545759	6.50	07/01/2032	48,993
68,497	FNMA #545819	6.50	08/01/2032	77,591
5,315,740	FNMA #555088	6.32	08/01/2012	5,516,218
331,970	FNMA #555285	6.00	03/01/2033	366,019
39,138	FNMA #555514	6.00	11/01/2017	42,816
162,688	FNMA #654582	6.50	07/01/2017	178,739
14,089,000	FNMA #725162	6.00	02/01/2034	15,534,066
81,243,035	FNMA #725228	6.00	03/01/2034	89,575,886
65,286,010	FNMA #725229	6.00	03/01/2034	71,982,197
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$5,722,561	FNMA #725690	6.00%	08/01/2034	$6,280,893
286,682	FNMA #725922	6.50	12/01/2029	322,953
10,724,964	FNMA #735116	6.00	12/01/2034	11,824,991
14,578,843	FNMA #735503	6.00	04/01/2035	16,074,151
1,123,791	FNMA #735504	6.00	04/01/2035	1,239,055
130,514	FNMA #745943	6.00	11/01/2033	143,900
2,853,092	FNMA #808350	5.50	09/01/2034	3,054,551
1,443,681	FNMA #838303±	6.02	07/01/2037	1,548,631
1,397,457	FNMA #873978	6.06	09/01/2016	1,499,489
2,460,000	FNMA #874474	5.37	04/01/2017	2,652,132
3,329,698	FNMA #874475	5.40	05/01/2017	3,594,491
6,024,470	FNMA #888560	6.00	11/01/2035	6,642,382
1,704,154	FNMA #888941±	6.05	10/01/2037	1,828,563
4,071,617	FNMA #889213	5.50	10/01/2020	4,407,789
19,874,266	FNMA #890248	6.00	07/01/2040	21,928,394
724,942	FNMA #893916±	6.34	10/01/2036	780,690
727,111	FNMA #905629±	6.00	12/01/2036	780,329
1,135,849	FNMA #906403±	5.87	01/01/2037	1,220,133
1,550,934	FNMA #906404±	5.91	01/01/2037	1,665,362
956,345	FNMA #909569±	5.85	02/01/2037	1,028,550
1,173,355	FNMA #910293±	5.94	03/01/2037	1,258,330
1,033,445	FNMA #914819±	5.91	04/01/2037	1,109,570
1,824,244	FNMA #931591	4.50	11/01/2019	1,898,334
2,574,831	FNMA #938185±	5.92	07/01/2037	2,761,844
756,936	FNMA #941143±	6.04	10/01/2037	811,816
692,872	FNMA #945646±	6.04	09/01/2037	743,515
1,643,333	FNMA #947380±	5.85	10/01/2037	1,762,266
1,152,819	FNMA #947424±	5.69	10/01/2037	1,234,958
7,000,000	FNMA #952459	6.00	09/01/2037	7,572,441
926,138	FNMA #952835±	5.94	09/01/2037	995,807
1,271,479	FNMA #959331±	6.06	11/01/2037	1,364,944
7,052,274	FNMA #995485	6.00	04/01/2035	7,775,605
2,771,892	FNMA #995508	6.00	12/01/2035	3,056,197
2,166,770	FNMA #AB1218	3.50	07/01/2025	2,174,412
46,900,002	FNMA #AB1761	3.50	11/01/2030	45,598,736
8,449,164	FNMA #AB1922	3.50	12/01/2030	8,214,737
31,174,845	FNMA #AB1991	3.50	12/01/2030	30,309,882
9,548,566	FNMA #AB1992	3.50	12/01/2030	9,283,636
3,334,156	FNMA #AD0086±	5.53	02/01/2039	3,573,060
2,795,299	FNMA #AD0212	5.50	04/01/2021	3,026,092
8,617,922	FNMA #AD0584	7.00	01/01/2039	9,845,180
8,358,141	FNMA #AD0682	6.00	12/01/2035	9,215,410
2,852,309	FNMA #AD0716	6.50	12/01/2030	3,213,177
15,817,420	FNMA #AE0096	5.50	07/01/2025	17,184,673
10,747,722	FNMA #AE0097	5.50	04/01/2027	11,601,517
20,042,604	FNMA #AE0133	6.00	07/01/2037	22,106,143
11,610,539	FNMA #AE0303	6.00	08/01/2040	12,810,461
614,957	FNMA #AE0622	6.50	03/01/2035	696,603
18,359,000	FNMA #AE0965	5.00	01/01/2041	19,004,434
12,149,000	FNMA #AE0966(a)	5.00	01/01/2041	12,583,706
11,315,789	FNMA #AE3862	5.00	10/01/2040	11,861,876
8,755,043	FNMA #AE3925	3.50	11/01/2030	8,512,130
1,859,298	FNMA #AH0919	4.50	12/01/2030	1,903,331
6,101,566	FNMA #AH1135	5.00	01/01/2041	6,396,020
5,275,657	FNMA #AH1162	5.00	01/01/2041	5,530,254
10,225,842	FNMA #AH2917	3.50	12/01/2030	9,942,120
1,762,078	FNMA #AH5651	3.50	02/01/2041	1,665,832
8,174,623	FNMA #MA0582	3.50	11/01/2030	7,947,814
16,909,545	FNMA #MA0602	3.50	12/01/2030	16,440,381
8,831,272	FNMA #MA0625	3.50	01/01/2031	8,586,244
95,377,425	FNMA #MA0655	3.50	02/01/2031	92,731,127
18,792,151	FNMA #MA0680	3.50	03/01/2031	18,270,753
20,918	FNMA Series 2006-44 Class 0A	5.50	12/25/2026	20,929
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$45,413	FNMA Series 1998-38 Class Pl	6.00%	11/25/2028	$49,788
67,122	FNMA Series 1999-54 Class LH	6.50	11/25/2029	73,270
29,756,424	FNMA Series 2001-81 Class HE	6.50	01/25/2032	33,164,228
1,325,099	FNMA Series 2001-T07 Class A1	7.50	02/25/2041	1,480,209
1,406,858	FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,601,574
1,965,930	FNMA Series 2002-T06 Class A2	7.50	10/25/2041	2,229,757
1,119,633	FNMA Series 2002-T16 Class A3	7.50	07/25/2042	1,310,320
1,944,345	FNMA Series 2002-T18 Class A4	7.50	08/25/2042	2,280,352
1,390,248	FNMA Series 2002-W04 Class A5	7.50	05/25/2042	1,630,500
100,000	FNMA Series 2004-45 Class VB	4.50	10/25/2028	103,402
75,000	FNMA Series 2005-31 Class PB	5.50	04/25/2035	80,929
1,356,693	FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,488,492
32,448	FNMA Series 2006-57 Class PA	5.50	08/25/2027	32,537
4,609,097	FNMA Series 2007-30 Class MA	4.25	02/25/2037	4,757,326
7,090,823	FNMA Series 2007-77 Class MH	6.00	12/25/2036	7,657,311
4,168,097	FNMA Series 2009-102 Class PN	5.00	11/25/2039	4,395,358
5,200,841	FNMA Series 2009-110 Class DA	4.50	01/25/2040	5,369,853
13,055,861	FNMA Series 2009-66 Class KE	4.00	09/25/2039	13,368,995
8,910,841	FNMA Series 2009-71 Class JT	6.00	06/25/2036	9,815,848
9,206,463	FNMA Series 2009-78 Class J	5.00	09/25/2019	9,868,178
4,458,667	FNMA Series 2009-93 Class PD	4.50	09/25/2039	4,524,446
6,993,000	FNMA Series 2009-M01 Class A2	4.29	07/25/2019	7,181,866
6,303,000	FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,297,277
6,293,784	FNMA Series 2010-015 Class KA	4.00	03/25/2039	6,453,345
15,142,130	FNMA Series 2010-054 Class EA	4.50	06/25/2040	15,668,045
666,431	FNMA Series 2010-135 Class LM	4.00	12/25/2040	683,030
2,860,000	FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,952,033
23,721,000	FNMA Series 2010-M03 Class A3±	4.33	03/25/2020	24,005,944
4,152,000	FNMA Series K005 Class A2	4.32	11/25/2019	4,210,424

				1,272,017,649

Government National Mortgage Association: 5.08%
7,141,000	GNMA%%	3.50	03/20/2034	7,317,383
5,402,000	GNMA%%	3.50	04/20/2034	5,521,870
91,421,000	GNMA%%	3.50	09/20/2040	87,007,194
2,907,523	GNMA #004832	3.50	10/20/2040	2,775,834
36,402,823	GNMA #004881	3.50	12/20/2040	34,754,053
343	GNMA #065183	11.50	06/15/2013	345
3,913	GNMA #065561	11.50	05/15/2013	4,360
10,072,421	GNMA #082713±	3.50	01/20/2041	10,337,586
3,007,858	GNMA #082754±	3.00	02/20/2041	2,983,647
53,640	GNMA #267461	8.05	07/15/2019	61,494
6,425	GNMA #270973	8.05	09/15/2019	6,494
18,044	GNMA #270981	8.05	09/15/2019	20,685
36,760	GNMA #270992	8.05	08/15/2019	40,431
19,920	GNMA #270995	8.05	07/15/2019	22,837
5,692	GNMA #271015	8.05	11/15/2019	5,752
22,962	GNMA #271020	8.05	02/15/2020	26,546
33,889	GNMA #271179	8.05	10/15/2019	38,851
16,677	GNMA #274696	8.05	10/15/2019	16,936
7,494	GNMA #274698	8.05	02/15/2020	7,578
11,593	GNMA #276604	8.05	10/15/2019	11,728
29,264	GNMA #277013	8.05	11/15/2019	33,549
7,058	GNMA #277020	7.75	07/15/2020	7,098
14,778	GNMA #279234	8.05	10/15/2020	17,085
62,993	GNMA #279254	7.75	09/20/2020	71,777
125,008	GNMA #302430	7.75	03/20/2021	143,313
40,286	GNMA #310462	7.75	07/20/2021	46,185
35,231	GNMA #313386	7.75	08/15/2021	40,532
120,848	GNMA #781113	7.00	11/15/2029	139,536
6,907,301	GNMA #782044	6.50	12/15/2032	7,912,177
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$2,375,036	GNMA Series 2003-79 Class PV	5.50%	10/20/2023	$2,601,704

				161,974,560

Total Agency Securities (Cost $1,811,462,504)				1,828,356,381

Asset Backed Securities: 6.73%
15,279,000	Ally Master Owner Trust Series 2011-1 Class A2	2.15	01/15/2016	15,255,732
14,621,000	Capital One Multi-Asset Execution Trust Series 2005-A9 Class A±	0.36	08/15/2018	14,357,189
9,140,000	Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.33	01/15/2016	9,085,452
6,994,000	Captial One Multi-Asset Execution Trust Series 2007-A8 Class A8±	0.60	10/15/2015	6,989,015
2,941,000	Citibank Credit Card Issuance Trust Series 2009-A5 Class A5	2.25	12/23/2014	3,004,520
6,299,771	Developers Diversified Realty Corporation Series 2009-DDR1 Class A	3.81	10/14/2022	6,540,597
3,747,513	Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	3,789,217
11,879,000	Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A±	1.92	12/15/2014	12,113,835
8,189,000	GE Capital Credit Card Master Note Trust Series 2011-1 Class A±	0.81	01/17/2017	8,189,004
244,617	Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A±	0.30	01/25/2037	237,752
150,577	Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.31	12/25/2036	146,544
6,617,000	Nelnet Student Loan Trust Series 2004-5 Class A5±	0.48	10/27/2036	6,166,414
17,309,150	Nelnet Student Loan Trust Series 2008-3 Class A4±	1.96	11/25/2024	17,969,788
6,605,000	SLM Student Loan Trust Series 2004-7 Class A5±	0.47	01/27/2020	6,562,234
17,571,000	SLM Student Loan Trust Series 2005-6 Class A±	0.41	07/27/2026	17,007,535
4,675,000	SLM Student Loan Trust Series 2005-7 Class A4±	0.45	10/25/2029	4,327,235
7,137,000	SLM Student Loan Trust Series 2006-3 Class A4±	0.38	07/25/2019	7,074,999
9,196,000	SLM Student Loan Trust Series 2007-4 Class A3±	0.36	01/25/2022	9,091,744
13,384,000	SLM Student Loan Trust Series 2008-1 Class A4A±	1.90	12/15/2032	13,851,072
3,760,000	SLM Student Loan Trust Series 2008-4 Class A2±	1.35	07/25/2016	3,812,816
3,207,000	SLM Student Loan Trust Series 2008-4 Class A4±	1.95	07/25/2022	3,341,030
8,574,104	SLM Student Loan Trust Series 2008-5 Class A2±	1.40	10/25/2016	8,680,624
2,319,000	SLM Student Loan Trust Series 2008-5 Class A3±	1.60	01/25/2018	2,383,318
11,638,000	SLM Student Loan Trust Series 2008-5 Class A4±	2.00	07/25/2023	12,171,549
10,718,000	SLM Student Loan Trust Series 2008-6 Class A2±	0.85	10/25/2017	10,738,083
4,806,935	SLM Student Loan Trust Series 2010-1 Class A±	0.66	03/25/2025	4,806,746
6,841,000	World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60	09/15/2015	7,001,398

Total Asset Backed Securities (Cost $215,032,781)				214,695,442

Non Agency Mortgage-Backed Securities: 12.58%
7,143,596	Americold LLC Trust Series 2010-ART Class A1	3.85	01/14/2029	7,260,616
1,091,846	Asset Securitization Corporation Series 1996-D3 Class A2±	7.77	10/13/2026	1,106,869
1,577,968	Bank of America Commercial Mortgage Incorporated Series 2000-2 Class E±	7.63	09/15/2032	1,575,265
1,368,000	Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,415,645
1,345,000	Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,390,582
1,837,000	Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,858,341
9,686,000	Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	07/10/2045	10,293,497
3,514,256	Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4±	5.89	07/10/2044	3,840,810
6,443,000	Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	6,864,540
5,533,000	Bear Stearns Commercial Mortgage Securities Incorporated Series 2002-PBW1 Class A2±	4.72	11/11/2035	5,724,891
494,583	Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3±	4.24	08/13/2039	502,920
1,588,972	Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PRW1 Class A1	5.59	06/11/2040	1,611,456
502,696	Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.30	12/25/2036	480,709
3,608,000	Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM±	5.22	07/15/2044	3,805,236
5,950,000	Commercial Mortgage Pass-Through Certificate Series 1999-C1 Class A4±	6.98	01/17/2032	6,248,411
5,070,000	Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B	6.30	07/16/2034	5,141,578
12,934	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A1	4.49	11/15/2036	12,930
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Non Agency Mortgage-Backed Securities (continued)
$3,868,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKS4 Class A2	5.18%	11/15/2036	$4,021,048
5,134,500	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	5,372,582
3,170,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B±	5.25	08/15/2036	3,294,380
4,503,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2	4.60	03/15/2035	4,701,538
1,758,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72	03/15/2035	1,825,071
2,923,432	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	3,001,377
4,212,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	4,440,973
2,629,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,732,559
2,748,869	Credit Suisse First Boston Mortgage Securities Corporation Series 2007-C2 Class A2±	5.45	01/15/2049	2,795,291
11,433,000	Discover Master Owners Trust Series 2011 Class A1±	0.61	08/15/2016	11,433,000
2,749,242	ESA Trust Series 2010-ESHA Class A	2.95	11/05/2027	2,726,840
1,839,000	First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	1,891,243
167,573	GE Capital Commercial Mortgage Corporation Series 2001-3 Class A1	5.56	06/10/2038	167,545
4,058,065	GE Capital Commercial Mortgage Corporation Series 2002-1A Class A3	6.27	12/10/2035	4,203,599
837,074	GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	838,664
977,000	GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	985,850
5,734,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class A2±	5.47	05/10/2040	6,164,036
3,123,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class B±	5.49	05/10/2040	3,319,025
1,384,000	GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D±	5.49	05/10/2040	1,445,804
3,108,000	GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4±	5.30	08/10/2038	3,318,258
3,520,000	Goldman Sachs Mortgage Securities Corporation II Series 2004-GG2 Class A6±	5.40	08/10/2038	3,790,855
2,226,300	Greenwich Capital Commercial Funding Corporation Series 2003-C1 Class B	4.23	07/05/2035	2,295,302
15,612,000	Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5±	5.22	04/10/2037	16,647,552
6,229,000	Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4±	5.88	07/10/2038	6,840,903
7,218,000	GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75	07/10/2039	7,632,497
3,853,854	GS Mortgage Securities Corporation II Series 2010-C2 Class A1	3.85	12/10/2043	3,933,816
2,728,000	GS Mortgage Securities Corporation II Series 2010-C2 Class A2±	5.16	12/10/2043	2,864,413
9,591,854	Impact Funding LLC Series 2010-1 Class A1	5.31	01/25/2051	9,692,280
421,599	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C±	7.72	08/15/2032	421,584
2,310,380	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	2,347,604
1,766,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D±	6.85	04/15/2035	1,780,401
1,007,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B±	5.21	12/12/2034	1,050,356
2,692,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,823,627
1,334,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2	5.16	10/12/2037	1,399,580
2,367,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C±	6.45	05/12/2034	2,443,339
1,771,773	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,810,532
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Non Agency Mortgage Backed Securities (continued)
$798,283	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39%	07/12/2037	$821,520
3,171,300	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB7 Class A4±	4.88	01/12/2038	3,354,347
2,441,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4±	5.33	08/12/2040	2,602,931
1,908,998	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2±	5.11	06/12/2041	1,918,003
2,933,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	3,085,464
3,974,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-CB13 Class A4±	5.28	01/12/2043	4,252,623
1,332,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4±	4.92	10/15/2042	1,414,910
2,291,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4±	5.23	12/15/2044	2,468,829
3,414,750	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006 Class A4±	5.48	12/12/2044	3,657,448
1,794,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,856,925
1,817,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	1,931,043
5,925,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007 Class 3S	5.32	01/15/2049	6,025,775
4,772,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A3±	5.99	02/15/2051	5,043,790
3,694,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDP11 Class A±	5.82	06/15/2049	3,913,473
7,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2	5.63	12/05/2027	8,137,401
7,129,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2	4.31	08/05/2032	6,888,711
7,281,166	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1	3.85	06/15/2043	7,508,367
1,949,000	JPMorgan Chase Commercial Mortgages Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	2,027,559
242,795	Lehman Brothers UBS Commercial Mortgage Trust Series 2001-C2 Class A2	6.65	11/15/2027	243,248
1,579,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,644,815
944,791	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	964,640
17,516,196	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A5	4.85	09/15/2031	18,287,142
3,836,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C7 Class A4	4.96	12/15/2031	4,034,040
5,071,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4±	5.12	11/15/2032	5,408,167
1,233,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,278,975
1,740,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	02/15/2030	1,836,868
5,349,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,485,349
873,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	928,472
1,751,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3±	5.94	07/15/2044	1,858,140
4,655,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A4±	5.95	07/15/2044	5,022,889
6,831,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	7,217,971
3,283,500	Lehman Brothers UBS Commercial Mortgage Trust Series 2008-C1 Class A2±	6.10	04/15/2041	3,639,886
297,000	Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4±	5.24	11/12/2035	316,960
5,488,000	Merrill Lynch Mortgage Trust Series 2004-KEY2 Class A4±	4.86	08/12/2039	5,767,126
2,169,000	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A±	4.95	07/12/2038	2,191,282
3,524,900	Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6±	5.24	11/12/2037	3,788,331
1,367,000	Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,427,551
3,570,000	Morgan Stanley Capital I Series 2003-IQ6 Class A4	4.97	12/15/2041	3,802,619
4,189,810	Morgan Stanley Capital I Series 2003-T11 Class A4	5.15	06/13/2041	4,450,196
5,590,000	Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	5,730,372
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Non Agency Mortgage-Backed Securities (continued)
$11,802,000	Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99%	08/13/2042	$12,600,678
328,096	Morgan Stanley Capital I Series 2005-T17 Class A4	4.52	12/13/2041	332,751
1,836,000	Morgan Stanley Capital I Series 2006-HQ8 Class AM±	5.44	03/12/2044	1,954,849
4,435,000	Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	4,478,905
1,676,605	Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,735,987
1,186,000	Morgan Stanley Capital I Series 2007-IQ14 Class AAB±	5.65	04/15/2049	1,255,520
2,760,933	Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	2,779,786
1,256,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class A2	4.92	03/12/2035	1,320,074
1,456,000	Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,522,215
3,344,000	Morgan Stanley Dean Witter Capital I Series 2004-HQ3 Class A4	4.80	01/13/2041	3,526,069
432,074	Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.37	02/25/2047	385,185
5,409,589	Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.27	03/15/2030	5,906,757
236,305	PNC Mortgage Acceptance Corporation Series 2001-C1 Class A2	6.36	03/12/2034	236,376
2,027,000	Prudential Mortgage Capital Funding LLC Series 2001-ROCK Class B	6.76	05/10/2034	2,034,707
483,364	Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C±	7.73	07/18/2033	484,838
3,717,524	Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50	11/13/2036	3,781,991
1,686,546	Sequoia Mortgage Trust Series 2010-H1 Series A1±	3.75	02/25/2040	1,724,770
1,759,000	Sequoia Mortgage Trust Series 2011-1 Class A1±	4.13	02/25/2041	1,759,000
155,385	Structured Asset Securities Corporation Series 1982 Class B±	4.47	03/01/2020	152,319
100,225	Structured Asset Securities Corporation Series 1998-2 Class A±	0.78	02/25/2028	96,072
3,363,437	US Bank NA Series 2007-1 Class A	5.92	05/25/2012	3,553,303
277,523	Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1(l)	4.24	10/15/2035	279,500
1,678,000	Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3(l)	4.45	11/15/2035	1,700,941

Total Non Agency Mortgage-Backed Securities (Cost $398,370,918)				401,424,371

Corporate Bonds and Notes: 16.39%

Consumer Discretionary: 0.75%

Media: 0.75%
6,106,000	Comcast Corporation	8.38	03/15/2013	6,925,297
2,971,000	NBC Universal Incorporated	4.38	04/01/2021	2,859,448
5,672,000	NBC Universal Incorporated	2.88	04/01/2016	5,477,377
3,458,000	NBC Universal Incorporated	5.95	04/01/2041	3,405,459
5,240,000	News America Incorporated	6.15	02/15/2041	5,326,240

				23,993,821

Consumer Staples: 0.54%

Beverages: 0.27%
7,845,000	Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	8,337,360
355,000	Dr Pepper Snapple Group	2.90	01/15/2016	353,395

				8,690,755

Food Products: 0.14%
4,210,000	Kraft Foods Incorporated Class A	6.50	02/09/2040	4,533,698

Tobacco: 0.13%
2,825,000	Altria Group Incorporated	10.20	02/06/2039	3,995,624

Energy: 2.04%

Energy Equipment & Services: 0.16%
5,250,000	Kinder Morgan Energy Partners	6.38	03/01/2041	5,281,605

Oil, Gas & Consumable Fuels: 1.88%
2,800,000	Anadarko Petroleum Corporation	5.95	09/15/2016	3,070,623
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$4,610,000	Anadarko Petroleum Corporation	6.38%	09/15/2017	$5,138,278
4,675,000	Anadarko Petroleum Corporation	6.20	03/15/2040	4,576,348
5,175,000	Cnooc Finance 2011 Limited	4.25	01/26/2021	5,054,604
2,260,000	Cnooc Finance 2011 Limited	5.75	01/26/2041	2,289,014
3,057,000	Energy Transfer Partners LP	9.00	04/15/2019	3,897,250
3,289,000	Husky Energy Incorporated	7.25	12/15/2019	3,908,973
5,260,000	Marathon Petroleum Corporation	6.50	03/01/2041	5,328,864
2,670,000	Midamerican Energy Holdings Company	6.50	09/15/2037	2,968,170
2,119,000	Occidental Petroleum Corporation	4.10	02/01/2021	2,096,757
2,745,000	PacifiCorp	6.25	10/15/2037	3,051,419
6,095,000	Petrobras International Finance Company	5.38	01/27/2021	6,118,338
7,211,000	Rockies Express Pipeline	3.90	04/15/2015	7,172,811
5,195,000	Schlumberger Oilfield UK	4.20	01/15/2021	5,218,149

				59,889,598

Financials: 6.95%

Capital Markets: 1.33%
6,145,000	Goldman Sachs Group Incorporated	6.25	02/01/2041	6,253,521
6,575,000	Goldman Sachs Group Incorporated	3.63	02/07/2016	6,562,836
3,306,000	Goldman Sachs Group Incorporated	6.75	10/01/2037	3,388,505
7,827,000	Lazard Group LLC	6.85	06/15/2017	8,337,086
5,837,000	Lazard Group LLC	7.13	05/15/2015	6,421,103
2,085,000	Morgan Stanley	3.45	11/02/2015	2,059,142
3,000,000	Morgan Stanley	5.95	12/28/2017	3,202,245
6,160,000	Morgan Stanley	5.75	01/25/2021	6,331,889

				42,556,327

Consumer Finance: 0.59%
3,330,000	American Express Credit Corporation	2.75	09/15/2015	3,275,258
8,785,000	American Express Credit Corporation	5.13	08/25/2014	9,495,048
4,710,000	Capital One Bank USA NA	8.80	07/15/2019	5,948,735

				18,719,041

Diversified Financial Services: 3.32%
4,550,000	Bank of America Corporation«	3.70	09/01/2015	4,596,656
5,675,000	Bank of America Corporation	7.38	05/15/2014	6,461,215
4,735,000	Bank of America Corporation	6.00	09/01/2017	5,108,293
6,695,000	Bank of America Corporation	5.63	07/01/2020	6,964,179
2,625,000	Bank of America Corporation	5.88	01/05/2021	2,786,915
5,274,000	Barclays Bank plc	5.14	10/14/2020	5,007,209
9,545,000	Barclays Bank plc	2.50	09/21/2015	9,361,326
10,640,000	BNP Paribas	2.20	11/02/2015	10,201,855
1,750,000	Citigroup Incorporated	5.38	08/09/2020	1,814,194
3,814,000	Citigroup Incorporated	6.38	08/12/2014	4,255,543
5,800,000	Citigroup Incorporated	4.75	05/19/2015	6,122,068
9,195,000	Citigroup Incorporated	1.88	10/22/2012	9,382,081
5,285,000	General Electric Capital Corporation	4.63	01/07/2021	5,256,065
5,326,000	HSBC Bank plc	3.50	06/28/2015	5,423,077
4,760,000	HSBC Bank plc	4.75	01/19/2021	4,765,488
7,050,000	JPMorgan Chase & Company	3.45	03/01/2016	7,081,605
4,763,000	JPMorgan Chase & Company	6.00	10/01/2017	5,249,531
5,691,000	JPMorgan Chase & Company	6.80	10/01/2037	5,957,162

				105,794,462

Insurance: 0.72%
7,676,000	American International Group	6.40	12/15/2020	8,323,125
3,330,000	CNA Financial Corporation	5.75	08/15/2021	3,417,919
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Insurance (continued)
$865,000	CNA Financial Corporation	6.50%	08/15/2016	$952,549
3,608,000	Liberty Mutual Group	7.50	08/15/2036	3,708,057
1,810,000	Prudential Financial Incorporated	4.50	11/15/2020	1,788,495
2,130,000	Prudential Financial Incorporated	6.20	11/15/2040	2,252,929
2,465,000	WR Berkley Corporation	5.38	09/15/2020	2,495,204

				22,938,278

Real Estate Investment Trusts (REITs): 0.99%
3,680,000	HCP Incorporated	3.75	02/01/2016	3,713,252
5,185,000	HCP Incorporated	5.38	02/01/2021	5,299,718
3,845,000	HCP Incorporated	6.75	02/01/2041	4,148,132
5,780,000	Health Care Property Investors Incorporated	5.65	12/15/2013	6,314,494
1,920,000	Kilroy Realty Corporation	5.00	11/03/2015	1,919,868
2,660,000	Kilroy Realty Corporation	6.63	06/01/2020	2,736,427
3,489,000	WEA Finance LLC	7.13	04/15/2018	4,049,515
2,970,000	WEA Finance LLC	7.50	06/02/2014	3,393,858

				31,575,264

Health Care: 1.55%

Biotechnology: 0.25%
8,279,000	Amgen Incorporated	3.45	10/01/2020	7,805,764

Health Care Equipment & Supplies: 0.21%
3,185,000	Boston Scientific Corporation	6.40	06/15/2016	3,478,944
3,271,000	Boston Scientific Corporation	5.13	01/12/2017	3,360,370

				6,839,314

Health Care Providers & Services: 0.39%
5,519,000	Coventry Health Care Incorporated	5.95	03/15/2017	5,729,484
6,730,000	Unitedhealth Group Incorporated	5.95	02/15/2041	6,853,159

				12,582,643

Life Sciences Tools & Services: 0.24%
7,550,000	Life Technologies Corporation	3.50	01/15/2016	7,536,093

Pharmaceuticals: 0.46%
7,825,000	Allergan Incorporated	3.38	09/15/2020	7,357,323
2,805,000	McKesson Corporation	3.25	03/01/2016	2,817,645
4,440,000	Merck & Company Incorporated	3.88	01/15/2021	4,350,689

				14,525,657

Industrials: 0.23%

Aerospace & Defense: 0.08%
2,850,000	Northrop Grumman Corporation	3.50	03/15/2021	2,644,709

Road & Rail: 0.15%
4,401,000	BSNF Railway Company	5.75	05/01/2040	4,585,789

Information Technology: 0.43%

Communications Equipment: 0.13%
1,225,000	Juniper Networks Incorporated	3.10	03/15/2016	1,222,893
875,000	Juniper Networks Incorporated	4.60	03/15/2021	873,871
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Communications Equipment (continued)
$2,115,000	Juniper Networks Incorporated	5.95%	03/15/2041	$2,114,048

				4,210,812

Electronic Equipment & Instruments: 0.18%
2,770,000	Arrow Electronics Incorporated	5.13	03/01/2021	2,730,641
2,845,000	L-3 Communications Corporation	4.95	02/15/2021	2,886,472

				5,617,113

Software: 0.12%
3,942,000	Adobe Systems Incorporated	4.75	02/01/2020	4,019,346

Materials: 0.89%

Chemicals: 0.56%
3,235,000	Dow Chemical Company	5.90	02/15/2015	3,606,821
6,105,000	Dow Chemical Company	8.55	05/15/2019	7,740,939
6,095,000	Dow Chemical Company	4.85	08/15/2012	6,417,523

				17,765,283

Metals & Mining: 0.33%
5,270,000	Arcelormittal	5.50	03/01/2021	5,236,114
3,525,000	Arcelormittal	6.75	03/01/2041	3,495,954
2,120,000	Codelco Incorporated	3.75	11/04/2020	2,002,079

				10,734,147

Oil & Gas Extraction: 0.17%
4,720,000	Kerr-McGee Corporation	6.95	07/01/2024	5,293,404

Telecommunication Services: 1.12%

Diversified Telecommunication Services: 0.73%
1,865,000	Frontier Communications Corporation	8.50	04/15/2020	2,070,150
3,435,000	Frontier Communications Corporation	8.25	04/15/2017	3,795,675
975,000	Frontier Communications Corporation	8.13	10/01/2018	1,083,469
3,539,000	Qwest Corporation	7.50	10/01/2014	4,052,155
6,130,000	Telefonica Emisiones SAU	5.46	02/16/2021	6,222,912
6,140,000	Telefonica Emisiones SAU	3.99	02/16/2016	6,163,467

				23,387,828

Wireless Telecommunication Services: 0.39%
1,889,000	American Tower Corporation	5.05	09/01/2020	1,856,876
6,630,000	American Tower Corporation	4.50	01/15/2018	6,571,988
3,120,000	Cellco Partnership	8.50	11/15/2018	4,043,723

				12,472,587

Utilities: 1.57%

Electric Utilities: 1.09%
4,125,000	Ameren Corporation	8.88	05/15/2014	4,741,193
6,620,000	DPL Incorporated	6.88	09/01/2011	6,805,049
3,005,000	FirstEnergy Solutions Company	6.05	08/15/2021	3,143,693
1,771,000	FirstEnergy Solutions Company	6.80	08/15/2039	1,748,967
10,280,000	Nevada Power Company Series A	8.25	06/01/2011	10,469,789
4,725,000	Progress Energy Incorporated	4.40	01/15/2021	4,700,855
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Electric Utilities (continued)
$3,070,000	Progress Energy Incorporated	6.85%	04/15/2012	$3,260,423

				30,128,776

Gas Utilities: 0.08%
2,170,000	El Paso Pipeline Corporation	7.50	11/15/2040	2,453,591

Independent Power Producers & Energy Traders: 0.02%
515,000	Constellation Energy Group	5.15	12/01/2020	516,367

Multi-Utilities: 0.53%
4,160,000	CMS Energy Corporation	5.05	02/15/2018	4,189,203
9,905,000	Dominion Resources Incorporated	8.88	01/15/2019	12,737,731

				16,926,934

Total Corporate Bonds and Notes (Cost $512,154,665)				522,755,823

Municipal Bonds and Notes: 1.11%

California: 0.42%
4,730,000	California State Build America Bonds (Tax Revenue)	7.60	11/01/2040	5,138,719
3,640,000	Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,883,516
4,080,000	Los Angeles CA Department of Water & Power Build America Bonds (Utilities Revenue)	6.57	07/01/2045	4,277,431

				13,299,666

Illinois: 0.27%
2,835,000	Illinois State (GO — State)	5.37	03/01/2017	2,846,822
2,835,000	Illinois State (GO — State)	5.67	03/01/2018	2,842,456
2,835,000	Illinois State (GO — State)	5.88	03/01/2019	2,843,420

				8,532,698

Nevada: 0.13%
4,315,000	Clark County NV (Transportation Revenue)	6.82	07/01/2045	4,280,523

New Jersey: 0.16%
4,720,000	New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	5,104,916

Texas: 0.13%
4,138,000	North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,136,345

Total Municipal Bonds and Notes (Cost $34,653,476)				35,354,148

US Treasury Securities: 12.11%

US Treasury Bonds: 3.96%
23,714,000	US Treasury Bond«	2.00	01/31/2016	23,600,979
38,410,000	US Treasury Bond«	3.63	02/15/2021	39,088,167
26,783,000	US Treasury Bond	4.50	02/15/2036	27,138,705
6,901,000	US Treasury Bond	4.38	05/15/2040	6,765,119
18,476,000	US Treasury Bond	4.25	11/15/2040	17,722,530
11,619,000	US Treasury Bond	4.75%	02/15/2041	12,116,433

				126,431,933

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Notes: 8.15%
$21,281,000	US Treasury Note(o)	0.63%	01/31/2013	$21,270,189
54,319,000	US Treasury Note(o)	1.25	02/15/2014	54,454,798
44,356,000	US Treasury Note(o)	2.38	10/31/2014	45,728,286
27,657,000	US Treasury Note(o)	2.13	05/31/2015	28,048,070
96,065,000	US Treasury Note(o)	2.13	02/29/2016	96,004,959
14,641,000	US Treasury Note(o)	2.63	01/31/2018	14,477,431

				259,983,733

Total US Treasury Securities (Cost $388,035,559)				386,415,666

Yankee Corporate Bonds and Notes: 5.50%

Consumer Discretionary: 0.27%

Media: 0.27%
4,055,000	British Sky Broadcasting Group plc	9.50	11/15/2018	5,404,167
2,855,000	Thomson Reuters Corporation	5.95	07/15/2013	3,157,150

				8,561,317

Consumer Staples: 0.14%

Food & Staples Retailing: 0.14%
3,440,000	Cencosud SA	5.50	01/20/2021	3,341,833
980,000	Woolworths Limited	4.00	09/22/2020	956,096

				4,297,929

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
2,795,000	Husky Energy Incorporated	5.90	06/15/2014	3,098,800
9,850,000	Transocean Incorporated	4.95	11/15/2015	10,421,497

				13,520,297

Financials: 3.14%

Commercial Banks: 1.90%
13,415,000	Canadian Imperial Bank	2.75	01/27/2016	13,405,019
4,965,000	DnB Nor Boligkreditt AS	2.10	10/14/2016	4,766,509
2,005,000	Export-Import Bank of Korea	5.88	01/14/2015	2,178,172
5,808,000	HSBC Holdings plc	6.80	06/01/2038	6,198,936
5,670,000	Itau Unibanco Holding SA	6.20	04/15/2020	5,718,983
7,109,000	Korea Development Bank	3.25	03/09/2016	6,876,315
3,850,000	Lloyds TSB Bank plc	6.38	01/21/2021	3,984,003
2,210,000	Lloyds TSB Bank plc	6.50	09/14/2020	2,131,932
2,005,000	Nordea Bank AB	4.88	01/14/2021	2,028,541
3,726,000	Nordea Bank AB	3.70	11/13/2014	3,867,517
9,040,000	Swedish Export Credit	3.25	09/16/2014	9,457,314

				60,613,241

Consumer Finance: 0.19%
$5,820,000	Finance For Danish Industry	2.00%	06/12/2013	$5,912,567

Diversified Financial Services: 0.17%
5,070,000	Credit Suisse New York NY	6.00	02/15/2018	5,413,599

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
Real Estate Investment Trusts (REITs): 0.40%
$2,875,000	Qatari Diar Finance QSC	6.13%	06/01/2020	$3,111,825
5,355,000	Qatari Diar Finance QSC	5.00	07/21/2020	5,247,182
4,215,000	Westfield Group	5.40	10/01/2012	4,448,718

				12,807,725

Thrifts & Mortgage Finance: 0.48%
14,845,000	Achmea Hypotheekbank NV	3.20	11/03/2014	15,336,266

Materials: 0.12%

Metals & Mining: 0.12%
3,687,000	Vale Overseas Limited	6.88	11/10/2039	3,977,108

Telecommunication Services: 1.28%

Diversified Telecommunication Services: 0.78%
1,910,000	British Telecommunications plc	9.88	12/15/2030	2,648,479
10,310,000	Hutchison Whampoa International Limited	4.63	09/11/2015	10,930,167
4,265,000	Telefonica Emisiones SAU	5.98	06/20/2011	4,331,530
7,180,000	Telemar Norte Leste SAU	5.50	10/23/2020	6,921,520

				24,831,696

Wireless Telecommunication Services: 0.50%
6,060,000	America Movil SAB SA	5.00	10/16/2019	6,233,183
6,092,000	Rogers Wireless Incorporated	6.38	03/01/2014	6,864,057
3,010,000	Telefonica Moviles Chile	2.88	11/09/2015	2,874,520

				15,971,760

Utilities: 0.13%

Electric Utilities: 0.13%
4,255,000	Korea Hydro & Nuclear Power Company Limited	3.13	09/16/2015	4,173,513

Total Yankee Corporate Bonds and Notes (Cost $171,812,511)				175,417,018

Yankee Government Bonds: 1.49%
3,475,000	Norway	1.75	10/05/2015	3,364,700
7,120,000	Province of Ontario Canada	3.15	12/15/2017	7,065,603
7,325,000	Republic of Chile	3.88	08/05/2020	7,116,238
4,505,000	Republic of Poland	3.88	07/16/2015	4,566,182
14,120,000	State of Qatar	4.00	01/20/2015	14,473,000
3,492,000	United Mexican States	6.05	01/11/2040	3,561,840
7,036,000	United Mexican States	5.13	01/15/2020	7,370,210

Total Yankee Government Bonds (Cost $47,951,492)				47,517,773

Short-Term Investments: 2.94%

Corporate Bonds and Notes: 0.29%
4,041,429	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	1,685,276
12,627,821	VFNC Corporation††±(a)(i)(v)	0.26	09/29/2011	7,450,415

				9,135,691

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — February 28, 2011 (UNAUDITED)
TOTAL RETURN BOND PORTFOLIO

Shares	Security Name		Yield	Value
Short-Term Investments (continued)

Investment Companies: 2.66%
$67,844,738	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.12%	$67,844,738
16,880,170	Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)		0.25	16,880,170

				84,724,908

Total Short-Term Investments (Cost $90,154,438)				93,860,599

Total Investments in Securities (Cost $3,669,628,344)*		116.16%		$3,705,797,221

Other Assets and Liabilities, Net		(16.16)		(515,426,005)

Total Net Assets		100.00%		$3,190,371,216

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

«	All or a portion of this security is on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate. The total cost of affiliated investments is $92,104,069

(u)	Rate shown is the 7-day annualized yield at period end.

†	Non-income earning securities.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $3,679,158,453 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,892,957
Gross unrealized depreciation	(16,254,189)

Net unrealized appreciation	$26,638,768

Principal	Security Name	Interest Rate	Maturity Date	Value
Schedule of TBA Sale Commitments: (7.95%)
$(22,900,000)	FNMA%%	6.00	09/25/2035	(24,882,270)
(97,700,000)	FNMA%%	5.00	05/25/2036	(102,294,929)
(9,300,000)	FNMA%%	4.50	01/25/2039	(9,478,737)
(27,500,000)	FNMA%%	4.00	11/25/2039	(27,289,460)
(22,800,000)	FNMA%%	3.50	08/25/2040	(21,531,750)
(6,300,000)	FNMA%%	3.50	07/25/2040	(5,865,281)
(57,600,000)	FNMA%%	6.00	11/25/2035	(62,262,029)

Total Schedule of TBA Sale Commitments (Proceeds $(251,215,477))				(253,604,456)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2011(unaudited)
The Portfolios’ investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Portfolios’ shareholders. For more information regarding the Portfolios’ and their holdings, please see the Portfolios’ most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios’ to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Security loans
The Portfolios’ may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios’ lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique
When-issued transactions
Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.
Futures contracts
Certain Portfolios’ may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolios’ may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments
A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Inflation-indexed bonds and TIPS
Certain Portfolios’ may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Credit default swaps
Certain Portfolios’ may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Portfolios’ exposure to the counterparty.
If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.
Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.
Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.
Mortgage dollar roll transactions
The Portfolios’ may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios’ account for the dollar roll transactions as purchases and sales.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of February 28, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Inflation Protected Bond Portfolio

U.S. Treasury obligations	$97,290,379	$0	$0	$97,290,379
Short-term investments

Corporate bonds and notes	0	0	1,457,111	1,457,111
Investment companies	271,567	1,414,009	0	1,685,576

	$97,561,946	$1,414,009	$1,457,111	$100,433,066

Managed Fixed Income Portfolio

Agency securities	$0	$34,217,863	$0	$34,217,863
Asset-backed securities	0	12,553,401	2,534,978	15,088,379
Non agency mortgage-backed securities	0	25,203,462	137,158	25,340,620
Corporate bonds and notes	0	43,158,530	0	43,158,530
Term loans	0	582,465	0	582,465
Yankee corporate bonds and notes	0	2,656,043	0	2,656,043
Municipal bonds and notes	0	17,632,846	0	17,632,846

U.S. Treasury obligations	20,410,036	0	0	20,410,036
Short-term investments

Corporate bonds and notes	0	0	709,433	709,433
Investment companies	2,715,034	2,977,679	0	5,692,713

	$23,125,070	$138,982,289	$3,381,569	$165,488,928

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Stable Income Portfolio
Agency securities	$0	$16,468,440	$0	$16,468,440

Asset-backed securities	0	4,832,138	0	4,832,138
Non agency mortgage-backed securities	0	5/610,686	726,336	6,337,022
Corporate bonds and notes	0	2,867,214	0	2,867,214
Loan participation	0	0	581,781	581,781
Municipal bonds	0	739,601	0	739,601
Short term investments
Corporate bonds and notes	0	0	317,001	317,001
Investment companies	6,665,378	50,800	0	6,716,178

	$6,665,378	$30,568,879	$1,625,118	$38,859,375

Total Return Bond Portfolio

Agency securities	$0	$1,705,345,388	$123,010,993	$1,828,356,381
Asset-backed securities	0	214,695,442	0	214,695,442
Non agency mortgage-backed securities	0	401,424,371	0	401,424,371
Corporate bonds and notes	0	522,755,823	0	522,755,823
Yankee corporate bonds and notes	0	175,417,018	0	175,417,018
Yankee government bonds	0	47,517,773	0	47,517,773
Municipal bonds and notes	0	35,354,148	0	35,354,148
U.S. Treasury obligations	386,415,666	0	0	386,415,666
Short term investments
Corporate bonds and notes	0	0	9,135,691	9,135,691
Investment companies	67,844,738	16,880,170	0	84,724,908

	$454,260,404	$3,119,390,133	$132,146,684	$3,705,797,221

As of February 28, 2011, the inputs used in valuing the Stable Income Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Futures contracts	$(3,926)	$0	$0	$(3,926)
As of February 28, 2011, the inputs used in valuing the Total Return Bond Portfolio’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Credit default swap contracts	$0	$(190,290)	$0	$(190,290)

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

TBA sale commitments	0	(253,604,456)	0	(253,604,456)
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
bonds and
notes
Inflation Protected Bond Portfolio
Balance as of May 31, 2010	$1,555,707
Accrued discounts (premiums)	0

Realized gains (losses)	0
Change in unrealized gains (losses)	213,950
Purchases	0
Sales	(312,546)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 28, 2011	$1,457,111

Change in unrealized gains (losses) relating to securities still held at February 28, 2011	$66,031

			Non agency
	Corporate	Asset-	mortgage-
	bonds and	backed	backed
	notes	securities	securities	Total

Managed Fixed Income Portfolio
Balance as of May 31, 2010	$757,438	$0	$0	$757,438
Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	104,167	0	0	104,167
Purchases	0	0	0	0
Sales	(152,172)	0	0	(152,172)
Transfers into Level 3	0	2,534,978	137,158	2,672,136
Transfers out of Level 3	0	0	0	0

	$709,433	$2,534,978	$137,158	$3,381,569

Change in unrealized gains (losses) relating to securities still held at February 28, 2011	$32,149	$0	$0	$32,149

			Non agency
	Corporate		mortgage-
	bonds and	Loan	backed
	notes	participation	securities	Total

Stable Income Portfolio
Balance as of May 31, 2010	$725,511	$0	$0	$725,511

Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	398,729	0	0	398,729
Purchases	0	0	0	0
Sales	(807,239)	0	0	(807,239)

Transfers into Level 3	0	581,781	726,336	1,308,117

Transfers out of Level 3	0	0	0	0

Balance as of February 28, 2011	$317,001	$581,781	$726,336	$1,625,118

Change in unrealized gains (losses) relating to securities still held at February 28, 2011	$14,365	$0	$0	$14,365

	Corporate
	bonds and	Agency
	notes	securities	Total

Total Return Bond Portfolio
Balance as of May 31, 2010	$9,753,867	$0	$9,753,867
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	(12,352)	(12,352)
Change in unrealized gains (losses)	1,341,404	634,006	1,975,410
Purchases	0	124,128,253	124,128,253
Sales	(1,959,580)	(1,738,914)	(3,698,494)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of February 28, 2011	$9,135,691	$123,010,993	$132,146,684

Change in unrealized gains (losses) relating to securities still held at February 28, 2011	$413,995	$634,006	$1,048,001

During the nine months ended February 28, 2011, the Stable Income Portfolio entered into futures contracts for speculative purposes.
At February 28, 2011, the Stable Income Portfolio had short futures contracts outstanding as follows:

			Initial	Value	Net Unrealized
Expiration			Contract	at	Gains
Date	Contracts	Type	Amount	February 28, 2011	(Losses)

June 2011	10 Short	5-Year U.S. Treasury Notes	$1,165,449	$1,169,375	$(3,926)
Stable Income Portfolio had an average contract amount of $296,815 in futures contracts during the nine months ended February 28, 2011.
Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At February 28, 2011, the Total Return Bond Portfolio had the following credit default swap contracts outstanding:
Credit default swaps on debt obligations — Buy protection

					Fixed
			Rating of		Payments		Upfront	Net
			Reference		Made		Premiums	Unrealized
Expiration		Reference	Debt	Notional	by the	Market	Paid/	Gains
Date	Counterparty	Debt Obligation	Obligation*	Amount	Fund	Value	(Received)	(Losses)

09/20/2015	Barclays	Oracle Corporation, 5.25%, 1/15/2016#	A	$5,000,000	1.00%	$(151,598)	$(123,076)	$(28,522)
09/20/2015	Barclays	Oracle Corporation, 5.25%, 1/15/2016#	A	5,000,000	1.00%	(151,598)	(136,215)	(15,383)
03/20/2016	Barclays	PG&E Corporation, 4.80%, 3/1/2014#	BBB+	10,000,000	1.00%	(91,085)	(96,710)	5,625
Credit default swaps on debt obligations— Sell protection

					Fixed
			Rating of		Payments		Upfront	Net
			Reference		Received		Premiums	Unrealized
Expiration		Reference	Debt	Notional	by the	Market	Paid/	Gains
Date	Counterparty	Debt Obligation	Obligation*	Amount	Fund	Value	(Received)	(Losses)

03/20/2015	Credit Suisse	FirstEnergy Corporation, 7.375%, 11/15/2031#	BB+	$5,000,000	1.00%	$(31,789)	$(95,124)	$63,335
06/20/2015	Barclays	Cisco Systems Incorporated, 5.50%, 2/22/2016#	A+	5,000,000	1.00%	105,187	66,969	38,218
06/20/2015	Barclays	Cisco Systems Incorporated, 5.50%, 2/22/2016#	A+	5,000,000	1.00%	105,187	86,802	18,385
03/20/2016	Barclays	Southern California Edison Company, 6.65%, 4/1/2029#	BBB+	10,000,000	1.00%	25,406	(23,925)	49,331

*	Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Portfolio entered into the swap contract for speculative purposes.
Total Return Bond Portfolio had an average notional balance on credit default swaps of $30,054,945 during the nine months ended February 28, 2011.

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 27, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 27, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	April 27, 2011